Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 6 - Notes Payable

On March 9, 2021, the Company obtained a $73,007 term note issued under the Coronavirus Aid, Relief, and Economic Security Act’s Paycheck Protection Program (the “PPP”). The note bears an interest rate of 1% per annum, has a six-month deferral period with payments beginning the seventh month and all outstanding principal and interest is due within two years from the note’s inception date. All or a portion of the note may be forgiven in accordance with PPP requirements. No more than 25% of the amount forgiven can be attributable to non-payroll costs. As of December 31, 2021, a “Loan Forgiveness Application” was submitted to PNC Bank along with the requested documentation and during the quarter ended March 31, 2022 the note liability was reduced in its entirety.

On May 15, 2020, the Company obtained a $62,500 term note issued under the Coronavirus Aid, Relief, and Economic Security Act’s Paycheck Protection Program (the “PPP”). The note bears an interest rate of 1% per annum, has a six-month deferral period with payments beginning the seventh month and all outstanding principal and interest is due within two years from the note’s inception date. All or a portion of the note may be forgiven in accordance with PPP requirements. No more than 25% of the amount forgiven can be attributable to non-payroll costs. A “Loan Forgiveness Application” was submitted to PNC Bank along with the requested documentation and the note liability was reduced in its entirety during the year ended December 31, 2021.

	September 30,	December 31,
	2022	2021
PPP Note payable
PPP Note May 15, 2020	$-	$62,500
PPP Note March 9, 2021	73,007	73,007
Loan Forgiveness	(73,007)	(62,500)
	$-	$73,007

On December 28, 2021, the Company issued $500,000 note units, consisting of two $250,000 notes, for a total of $500,000 10% unsecured promissory notes with a maturity date of December 28, 2022, and warrants to purchase 500,000 shares of common stock exercisable at $1.00 per share with an expiry date of December 28, 2026, and fees of $5,075. The value of the warrants was determined using a computed volatility of 85.5%, 0% dividend rate, and a risk free interest rate of 1.27% and was applied as a discount on the notes payable. In September 2022, the warrants were exercised fully reducing the principal and the Company paid $16,667 of interest in cash. As of September 30, 2022, $18,904 of accrued interest is payable on the second note.

On February 8, 2022 and March 11, 2022, the Company sold $365,000 and $224,985, respectively, in 6% convertible notes (the “Notes”), which notes bore 6% interest, were repayable three years from the date of issuance, and, upon completion of the Company’s initial public offering, converted automatically into units, with each unit consisting of one share of common stock and a warrant to purchase one share of commons stock (the “Conversion Units”) at a conversion price equal to 50% of the per unit offering price upon closing of our initial public offering. Boustead Securities LLC acted as placement agent for the convertible note offering and received compensation of $36,500 and $22,250, respectively, and warrants to purchase shares of common stock equal to 10% of the Conversion Units, exercisable at the conversion price of the Convertible Notes. The value of the warrants was determined using computed volatility of 83.4%, 0% dividend rate, and a risk free interest rate of 1.27%, and computed volatility of 85.5% %, 0% dividend rate, and a risk free interest rate of 1.96%, and was applied as a discount on the notes payable. In September 2022, the notes were fully converted, relieving the Company of $12,625 of accrued interest recorded as a gain on settlement of debt.

On August 1, 2022, the Company issued $125,000 in 10% convertible notes payable and warrants to purchase 50,000 shares of common stock to three accredited investors (which amount includes the $50,000 note and warrant purchased by a related party as detailed in Note 5 above). The warrants issued in this transaction were exercisable at price of $2.50 per share. The value of the warrants was determined using a computed volatility of 101%, 0% dividend rate, and a risk free interest rate of 4.25% and was applied as a discount on the notes payable. In September 2022, 30,000 warrants were exercised in exchange for cancellation of $75,000 in notes, thus reducing $75,000 of the principal. The remaining $50,000 note owed to the related party was then paid off in full.

	September 30,	December 31,
	2022	2021
Promissory note issued on December 28, 2021	-	500,000
Promissory note issued on February 8, 2022	-	-
Promissory note issued on March 11, 2022	-	-
Promissory note issued on August 1, 2022	$-	-
	-	500,000
Less debt discount	-	(408,979)
Total outstanding notes payable	$-	$91,021

During the nine months ending September 30, 2022, the Company fully amortized the debt discount and included $408,979 in interest expense.

Note 6 - Notes Payable

On March 9, 2021, the Company obtained a $73,007 term note issued under the Coronavirus Aid, Relief, and Economic Security Act’s Paycheck Protection Program (the “PPP”). The note bears an interest rate of 1% per annum, has a six-month deferral period with payments beginning the seventh month and all outstanding principal and interest is due within two years from the note’s inception date. All or a portion of the note may be forgiven in accordance with PPP requirements. No more than 25% of the amount forgiven can be attributable to non-payroll costs. As of December 31, 2021, a “Loan Forgiveness Application” was submitted to PNC Bank along with the requested documentation and subsequent to the close of the December 31, 2021, reporting period the note liability was reduced in its entirety.

On May 15, 2020, the Company obtained a $62,500 term note issued under the Coronavirus Aid, Relief, and Economic Security Act’s Paycheck Protection Program (the “PPP”). The note bears an interest rate of 1% per annum, has a six-month deferral period with payments beginning the seventh month and all outstanding principal and interest is due within two years from the note’s inception date. All or a portion of the note may be forgiven in accordance with PPP requirements. No more than 25% of the amount forgiven can be attributable to non-payroll costs. A “Loan Forgiveness Application” was submitted to PNC Bank along with the requested documentation and the note liability was reduced in its entirety during the year ended December 31, 2021.

	December 31,	December 31,
	2021	2020
PPP Note May 15, 2020	$62,500	$62,500
PPP Note March 9, 2021	73,007	-
Loan Forgiveness	(62,500)	-
Total	$73,007	$62,500

On December 28, 2021, the Company issued $500,000 note units, consisting of two $250,000 notes, for a total of $500,000 10% unsecured promissory notes with a maturity date of December 28, 2022, and 500,000 warrants exercisable at $1.00 per share with an expiry date of December 28, 2026, and fees of $5,075. The value of the warrants was determined using a computed volatility of 85.5%, 0% dividend rate, and a risk free interest rate of 1.27% and was applied as a discount on the notes payable as follows:

December 31,
2021
Promissory notes issued on December 28, 2021	$500,000
Less unamortized discount on notes payable	(408,979)
Total	$91,021